Document and Entity Information	May 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2021
Entity Registrant Name	SELECT INTERIOR CONCEPTS, INC.
Entity Central Index Key	0001723866
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38632
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4640296
Entity Address, Address Line One	400 Galleria Parkway
Entity Address, Address Line Two	Suite 1760
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	888
Local Phone Number	701-4737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	SIC
Security Exchange Name	NASDAQ